Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets/Liabilities Measured at Fair Value on Recurring Basis

Assets/Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurement at December 31, 2012

	Quoted Pricein Active Markets	Significant Other	Significant
	for IdenticalInstruments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$-	$2,241	$-	$2,241
Liabilities
Derivative liabilities	-	6,640	-	6,640